Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
NOTE 8 — RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to net assets per the Form 5500:

December 31,	2025	2024

Net assets available for benefits per the financial statements	$77,820,483,784	$65,627,337,124
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,871,823	0
Benefits payable	(9,785,264)	(3,303,297)

Net assets per the Form 5500	$77,813,570,343	$65,624,033,827

The following is a reconciliation of net increase in net assets available for benefits per the financial statements to the Form 5500:

Year Ended December 31,	2025

Net increase in net assets available for benefits per the financial statements	$12,193,146,660
Increase in benefits payable at year end	(6,481,967)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at end of the year	2,871,823

Net income per the Form 5500	$12,189,536,516

Benefits payable are recorded on the Form 5500 for payments to participants who requested and were approved payment by December 31, but had not been paid as of that date.